Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 5.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator U.S. Equity Accelerated Plus ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 523.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.70%
Innovator U.S. Equity Accelerated Plus ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 550.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(22.20%)